Related party transactions and balances (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Due from Parent			¥ 39,987,762
Amount due to Parent	2,453,727	17,379,014
Joyous Dragon [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Due to a related party	$ 153,333	¥ 1,086,012	¥ 1,067,903